OTHER LIABILITIES - Movements in the pension benefits (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in the pension benefits
At the beginning of the year	$ 11,267	$ 6,442
Acquisitions through business combination	9,880
Service cost	788	337
Interest cost	4,221	8,861
Actuarial results	4,897	37	$ 1,204
RECPAM	(9,949)	(4,410)
At the end of the year	$ 21,104	$ 11,267	$ 6,442